Transactions With Directors and Other Key Management Personnel (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Remuneration of the Directors and Other Key Management Personnel

The remuneration of the Directors and Other Key Management Personnel of the Santander UK group is set out in aggregate below.

Directors’ remuneration	2017 £	2016 £	2015 £
Salaries and fees	4,406,908	3,604,999	4,694,260
Performance-related payments(1)	3,685,464	2,330,000	2,607,407
Other fixed remuneration (pension and other allowances & non-cash benefits)	1,580,321	635,493	1,002,320
Expenses	96,358	120,302	115,382
Total remuneration	9,769,051	6,690,794	8,419,369

Directors’ and Other Key Management Personnel compensation	2017 £	2016 £	2015 £
Short-term employee benefits(2)	24,642,085	24,757,161	19,950,608
Post-employment benefits	2,292,857	1,918,144	1,825,688
Share-based payments	–	–	400,948
Total compensation	26,934,942	26,675,305	22,177,244

(1)	In line with the Code, a proportion of the performance-related payment was deferred. Further details can be found in Note 34.
(2)	Excludes grants of shares in Banco Santander SA made as buy-outs of deferred performance-related payments in 2017 of 603,614 shares in connection with previous employment for four individuals (2016: nil 2015: nil). Excludes payments made as buy-outs of deferred performance-related payments of £52,100 in connection with previous employment for one individual (2016: £2,732,357 for five individuals; 2015: £3,453,956 for five individuals).

Summary of Transactions With Directors, Other Key Management Personnel

Directors, Other Key Management Personnel (Defined as the Board of the Company and the Executive Committee of Santander UK plc who served during the year) and their connected persons have undertaken the following transactions with the Santander UK group in the course of normal banking business.

		2017		2016
Secured loans, unsecured loans and overdrafts	No.	£000	No.	£000
At 1 January	17	5,195	18	5,492
Net movements	(10)	(3,979)	(1)	(297)
At 31 December	7	1,216	17	5,195

Deposit, bank and instant access accounts and investments
At 1 January	26	9,138	26	14,678
Net movements	(1)	4,046	–	(5,540)
At 31 December	25	13,184	26	9,138